Income Taxes Narrative (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jul. 31, 2013	Dec. 28, 2013	Dec. 31, 2011
Income Tax Holiday [Line Items]
Federal statutory income tax rate	35.00%
Income tax (provision) benefit	$ 1,523,000	$ 36,024,000	$ (7,655,000)
Unrecognized tax benefits due to lapse of applicable statute of limitations	1,461,000	1,873,000	1,810,000
Unrecognized tax benefits decreases due to prior year tax positions	2,658,000	260,000	127,000
Undistributed foreign earnings	7,400,000
Deferred tax liability not recognized of undistributed foreign earnings	700,000
AMT carryforwards	1,500,000
Valuation Allowance	227,475,000	193,442,000			193,442,000
Total unrecognized tax benefit	12,970,000	16,392,000	12,794,000		16,392,000	12,892,000
Income tax interest and penalties	9,100,000	9,300,000			9,300,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	1,800,000
Unrecognized tax benefits tax positions that could reasonably change in next 12 months	1,100,000
Cash payments of income taxes	9,126,000	17,158,000	8,381,000
Deferred income taxes	(14,153,000)	(44,524,000)	(1,123,000)
Intercompany equipment sale elimination	(130,000)	(130,000)	1,202,000
Fiberweb
Income Tax Holiday [Line Items]
Income tax (provision) benefit	36,700,000
Netherlands
Income Tax Holiday [Line Items]
Book value of capitalized assets sold to Columbia	20,700,000
Colombia
Income Tax Holiday [Line Items]
Cash payments of income taxes				500,000
Federal | Expires Between 2024 and 2032
Income Tax Holiday [Line Items]
Operating loss carryforwards	380,700,000
State
Income Tax Holiday [Line Items]
Operating loss carryforwards	657,600,000
Foreign
Income Tax Holiday [Line Items]
Operating loss carryforwards	426,500,000
Tax credit carryforward	2,000,000
Foreign | Mexico
Income Tax Holiday [Line Items]
Income tax (provision) benefit					4,100,000
Foreign | Unlimited Carryforward
Income Tax Holiday [Line Items]
Operating loss carryforwards	252,100,000
Foreign | Expires Between 2013 and 2021
Income Tax Holiday [Line Items]
Operating loss carryforwards	142,900,000
Foreign | Expires Between 2013 and 2032
Income Tax Holiday [Line Items]
Operating loss carryforwards	31,500,000
Netherlands and Columbia
Income Tax Holiday [Line Items]
Deferred income taxes		100,000
Maximum [Member]
Income Tax Holiday [Line Items]
Total unrecognized tax benefit	$ 20,300,000	$ 24,000,000			$ 24,000,000